Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of Short Term Borrowings [Table Text Block]	Short-term borrowings consist of the following:
	As at March 31,
	2020		2019
Pre-shipment credit	Rs.	10,432	Rs.	5,463
Other working capital borrowings		6,009		6,662
	Rs.	16,441	Rs.	12,125

Disclosure of Interest Rate Profile of Short-term Borrowings [Table Text Block]
The interest rate profile of short-term borrowings from banks is given below:

	As at March 31,
	2020		2019
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Pre-shipment credit	U.S.$	1 Month LIBOR + 12.5 to 16 bps	U.S.$	1 Month LIBOR + 25 to 40 bps
	INR	1 Month T-bill + 60 bps	-	-
Other working capital borrowings	U.S.$	1Month/3 Months LIBOR + 55 to 78 bps	U.S.$	1 Month LIBOR + 65 to 95 bps
	RUB	7.05%	RUB	8.22%
	ZAR	1Month JIBAR+120 bps	ZAR	1Month JIBAR+120 bps
	MXN	TIIE + 1.25%	MXN	TIIE + 1.25%
	INR	7.75%	-	-
	BRL	7.25%	-	-
	-	-	UAH	21.50%

(3)	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnia, “BRL” means Brazilian reals and “ZAR” means South African rand.
(4)	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “JIBAR” means the Johannesburg Interbank Average Rate and “T-bill” means India Treasury Bill.

Disclosure of Long-term Borrowings [Table Text Block]
Long-term borrowings consist of the following:

	As of March 31, 2020				As of March 31, 2019
	Non-current		Current		Non-current		Current
Foreign currency borrowing by the parent company	Rs.	-	Rs.	3,783	Rs.	3,454	Rs.	1,729
Foreign currency borrowing by the Swiss subsidiary (1)		-		-		15,819		1,383
Foreign currency borrowing by the German subsidiary (2)		-		-		2,175		1,087
Obligations under leases/finance leases		1,304		483		552		57
	Rs.	1,304	Rs.	4,266	Rs.	22,000	Rs.	4,256

(1)	Swiss subsidiary refers to Dr. Reddy’s Laboratories, SA

(2)	German subsidiary refers to Reddy Holding GmbH

Disclosure of interest rate profile of long-term borrowings [Table Text Block]
The interest rate profiles of long-term borrowings (other than obligations under leases/finance leases) as at March 31, 2020 and 2019 were as follows:

	As at March 31,
	2020		2019
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Foreign currency borrowings	U.S.$	1 Month LIBOR + 82.7 bps	U.S.$	1 Month LIBOR + 70 to 105 bps
	-	-	EUR	0.81%

(1)	“U.S.$” means United States Dollars and “EUR” means Euros.
(2)	“LIBOR” means the London Inter-bank Offered Rate.

Disclosure of Contractual maturities of Long-term Borrowings [Table Text Block]
The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2020 were as follows:

Maturing in the year ending March 31, (1)	Foreign currency loan		Obligations under leases		Total
2021	Rs.	3,783	Rs.	483	Rs.	4,226
2022		-		359		359
2023		-		267		267
2024		-		249		249
2025		-		286		286
Thereafter		-		143		143
	Rs.	3,783	Rs.	1,787	Rs.	5,570

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.0.

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2019 were as follows:

Maturing in the year ending March 31, (1)	Foreign currency loan		Obligations under finance leases		Total
2020	Rs.	4,199	Rs.	57	Rs.	4,256
2021		6,621		65		6,686
2022		1,087		66		1,153
2023		13,831		70		13,901
2024		-		63		63
Thereafter		-		288		288
	Rs.	25,738	Rs.	609	Rs.	26,347

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.

Disclosure of Future minimum lease payments under finance leases [Table Text Block]
The Company has leased buildings and vehicles under finance leases. Future minimum lease payments under finance leases as at March 31, 2019 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	60	Rs.	49	Rs.	109
Between one and five years		264		127		391
More than five years		285		38		323
	Rs.	609	Rs.	214	Rs.	823

Disclosure of reconciliation of liabilities arising from financing activities [text block]
Reconciliation of liabilities arising from financing activities during the year ended March 31, 2020:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	26,256	Rs.	12,125	Rs.	38,381
Recognition of right-of-use liability on initial application of IFRS 16		1,335		-		1,335
Recognition of right-of-use liability during the year		238		-		238
Payment of principal portion of lease liabilities		(482)		-		(482)
Borrowings made during the year		-		29,831		29,831
Borrowings repaid during the year		(22,918)		(25,596)		(48,514)
Currency translation adjustments		1,051		81		1,132
Others		90		-		90
Closing balance	Rs.	5,570	Rs.	16,441	Rs.	22,011

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2019:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	25,152	Rs.	25,466	Rs.	50,618
Payment of principal portion of lease liabilities		(56)		-		(56)
Borrowings made during the year		-		42,907		42,907
Borrowings repaid during the year		-		(58,033)		(58,033)
Currency translation adjustments		1,128		1,785		2,913
Others		32		-		32
Closing balance	Rs.	26,256	Rs.	12,125	Rs.	38,381

(1)	Includes current portion.